REVERSE STOCK SPLIT AND CHANGE IN AUTHORIZED SHARES	12 Months Ended
Dec. 31, 2010
Reverse Stock Split and Change In Authorized Shares [Abstract]
Reverse Stock Split and Change In Authorized Shares Discloures [Text Block]
NOTE 15 – REVERSE STOCK SPLIT AND CHANGE IN AUTHORIZED SHARES

On November 10, 2011, we filed a certificate of amendment of our articles of incorporation to effect a 1-for-20 reverse stock split of our outstanding common stock, and decrease the total number of shares of common stock authorized to be issued from 200,000,000 shares to 90,000,000 shares.  All share and per share amounts have been retrospectively adjusted to reflect the reverse stock split.